Quarterly Holdings Report
for

Fidelity Freedom® 2065 Fund

June 30, 2019

F65-QTLY-0819
1.9895822.100

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.4%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	2,313	$23,200
Fidelity Series Blue Chip Growth Fund (a)	2,657	40,500
Fidelity Series Commodity Strategy Fund (a)	6,603	31,100
Fidelity Series Growth Company Fund (a)	4,720	81,800
Fidelity Series Intrinsic Opportunities Fund (a)	5,993	98,400
Fidelity Series Large Cap Stock Fund (a)	5,808	87,000
Fidelity Series Large Cap Value Index Fund (a)	1,924	24,800
Fidelity Series Opportunistic Insights Fund (a)	2,426	44,900
Fidelity Series Small Cap Discovery Fund (a)	1,038	11,500
Fidelity Series Small Cap Opportunities Fund (a)	2,568	35,800
Fidelity Series Stock Selector Large Cap Value Fund (a)	5,459	67,200
Fidelity Series Value Discovery Fund (a)	3,723	47,800
TOTAL DOMESTIC EQUITY FUNDS
(Cost $594,000)		594,000

International Equity Funds - 33.0%
Fidelity Series Canada Fund (a)	962	10,500
Fidelity Series Emerging Markets Fund (a)	1,082	10,400
Fidelity Series Emerging Markets Opportunities Fund (a)	4,924	94,000
Fidelity Series International Growth Fund (a)	5,897	96,000
Fidelity Series International Small Cap Fund (a)	1,343	21,800
Fidelity Series International Value Fund (a)	9,668	93,100
Fidelity Series Overseas Fund (a)	408	4,100
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $329,900)		329,900

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (a)	627	6,100
Fidelity Series Floating Rate High Income Fund (a)	140	1,300
Fidelity Series High Income Fund (a)	788	7,500
Fidelity Series Inflation-Protected Bond Index Fund (a)	300	3,000
Fidelity Series International Credit Fund (a)	20	200
Fidelity Series Investment Grade Bond Fund (a)	744	8,500
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,437	32,000
Fidelity Series Real Estate Income Fund (a)	424	4,700
TOTAL BOND FUNDS
(Cost $63,300)		63,300

Short-Term Funds - 101.3%
Fidelity Cash Central Fund 2.42% (b)	999,800	1,000,000
Fidelity Series Government Money Market Fund 2.44% (a)(c)	11,000	11,000
Fidelity Series Short-Term Credit Fund (a)	179	1,800
TOTAL SHORT-TERM FUNDS
(Cost $1,012,800)		1,012,800
TOTAL INVESTMENT IN SECURITIES - 200.0%
(Cost $2,000,000)		2,000,000
NET OTHER ASSETS (LIABILITIES) - (100.0)%		(999,789)
NET ASSETS - 100%		$1,000,211

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$197
Total	$197

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$--	$23,200	$--	$--	$--	$--	$23,200
Fidelity Series Blue Chip Growth Fund	--	40,500	--	--	--	--	40,500
Fidelity Series Canada Fund	--	10,500	--	--	--	--	10,500
Fidelity Series Commodity Strategy Fund	--	31,100	--	--	--	--	31,100
Fidelity Series Emerging Markets Debt Fund	--	6,100	--	2	--	--	6,100
Fidelity Series Emerging Markets Fund	--	10,400	--	--	--	--	10,400
Fidelity Series Emerging Markets Opportunities Fund	--	94,000	--	--	--	--	94,000
Fidelity Series Floating Rate High Income Fund	--	1,300	--	--	--	--	1,300
Fidelity Series Government Money Market Fund 2.44%	--	11,000	--	1	--	--	11,000
Fidelity Series Growth Company Fund	--	81,800	--	--	--	--	81,800
Fidelity Series High Income Fund	--	7,500	--	4	--	--	7,500
Fidelity Series Inflation-Protected Bond Index Fund	--	3,000	--	--	--	--	3,000
Fidelity Series International Credit Fund	--	200	--	--	--	--	200
Fidelity Series International Growth Fund	--	96,000	--	--	--	--	96,000
Fidelity Series International Small Cap Fund	--	21,800	--	--	--	--	21,800
Fidelity Series International Value Fund	--	93,100	--	--	--	--	93,100
Fidelity Series Intrinsic Opportunities Fund	--	98,400	--	--	--	--	98,400
Fidelity Series Investment Grade Bond Fund	--	8,500	--	1	--	--	8,500
Fidelity Series Large Cap Stock Fund	--	87,000	--	--	--	--	87,000
Fidelity Series Large Cap Value Index Fund	--	24,800	--	--	--	--	24,800
Fidelity Series Long-Term Treasury Bond Index Fund	--	32,000	--	6	--	--	32,000
Fidelity Series Opportunistic Insights Fund	--	44,900	--	--	--	--	44,900
Fidelity Series Overseas Fund	--	4,100	--	--	--	--	4,100
Fidelity Series Real Estate Income Fund	--	4,700	--	--	--	--	4,700
Fidelity Series Short-Term Credit Fund	--	1,800	--	--	--	--	1,800
Fidelity Series Small Cap Discovery Fund	--	11,500	--	--	--	--	11,500
Fidelity Series Small Cap Opportunities Fund	--	35,800	--	--	--	--	35,800
Fidelity Series Stock Selector Large Cap Value Fund	--	67,200	--	--	--	--	67,200
Fidelity Series Value Discovery Fund	--	47,800	--	--	--	--	47,800
Total	$--	$1,000,000	$--	$14	$--	$--	$1,000,000

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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